Income Tax (Tables)	12 Months Ended
Dec. 31, 2024
Income Tax [Abstract]
Schedule of Reconciliation of the Expected Income Tax Recovery to the Actual Income Tax Recovery

A reconciliation of the expected income tax recovery to the actual income tax recovery is as follows:

	For the years ended December 31,
	2024	2023	2022
Net loss before income taxes	$(6,775,419)	$(5,162,454)	$(6,701,203)

Income tax expenses attributable to net income at Singapore statutory rate of 17% (*)	(1,151,821)	(877,617)	(1,139,205)
Effect of different tax rates in other jurisdictions	(76,503)	51,540	(63,730)
Non-deductible expenses	304,136	302,956	537,800
Unrecognized deferred tax asset	924,188	523,121	665,135
Total tax provision	$—	$—	$—

(*)	The Company has reconciled to the Singapore statutory tax rate of 17% to reflect the location of the Company’s operating activities and rather than reconciling to Cayman Islands statutory tax rate of 0%.

Schedule of Components of the Deferred Tax Assets

The components of the deferred tax assets are as follows:

	As of December 31,
	2024	2023
Tax loss carry forwards	$15,794,453	$10,358,050
Deferred tax assets	2,685,057	1,760,869
Valuation allowance	(2,685,057)	(1,760,869)
Total deferred tax assets, net	$—	$—